Derivative Financial Instruments and Hedging (Tables)	6 Months Ended
Sep. 30, 2017
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the six months ended September 30, 2016 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(894)	Finance revenues/Interest expense	¥1	—	¥0

Foreign exchange contracts	827	Other (income) and expense, net	(32)	—	0

Foreign currency swap agreements	(2,038)	Finance revenues/Interest expense/ Other (income) and expense, net	517	Other (income) and expense, net	51

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(28)	Finance revenues/Interest expense	¥28	Finance revenues/Interest expense

Foreign exchange contracts	18,927	Other (income) and expense, net	(18,927)	Other (income) and expense, net

Foreign currency swap agreements	1,476	Other (income) and expense, net	(1,476)	Other (income) and expense, net

Foreign currency long-term debt	56	Other (income) and expense, net	(56)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥46,415	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥257	—	¥0
Borrowings and bonds in local currency	23,439	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(85)	Other (income) and expense, net

Futures	(2,082)	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	27,780	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	(25)	Other (income) and expense, net

Options held/written and other	405	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2016 (see Note 15 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the six months ended September 30, 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥(185)	Finance revenues/Interest expense	¥118	—	¥0

Foreign exchange contracts	(188)	Other (income) and expense, net	(2)	—	0

Foreign currency swap agreements	1,432	Finance revenues/Interest expense/Other (income) and expense, net	848	Other (income) and expense, net	(111)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(13)	Finance revenues/Interest expense	¥13	Finance revenues/Interest expense

Foreign exchange contracts	(3,125)	Other (income) and expense, net	3,125	Other (income) and expense, net

Foreign currency swap agreements	990	Other (income) and expense, net	(990)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(23,576)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(3,705)	—	¥0
Borrowings and bonds in local currency	(10,197)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥698	Other (income) and expense, net

Futures	(2,511)	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	(14,377)	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	(26)	Other (income) and expense, net

Options held/written and other	266	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the six months ended September 30, 2017 (see Note 15 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the three months ended September 30, 2016 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,317	—	¥0	—	¥0

Foreign exchange contracts	63	Other (income) and expense, net	(19)	—	0

Foreign currency swap agreements	(769)	Finance revenues/Interest expense /Other (income) and expense, net	394	Other (income) and expense, net	68

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥(15)	Finance revenues/Interest expense	¥15	Finance revenues/Interest expense

Foreign exchange contracts	2,248	Other (income) and expense, net	(2,248)	Other (income) and expense, net

Foreign currency swap agreements	(1,556)	Other (income) and expense, net	1,555	Other (income) and expense, net

Foreign currency long-term debt	(22)	Other (income) and expense, net	22	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥5,536	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥(194)	—	¥0

Borrowings and bonds in local currency	2,620	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥9	Other (income) and expense, net

Futures	(4,110)	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	5,617	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	(48)	Other (income) and expense, net

Options held/written and other	(920)	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2016 (see Note 15 “Life Insurance Operations”).

The effect of derivative instruments on the consolidated statements of income, pre-tax, for the three months ended September 30, 2017 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥22	Finance revenues/Interest expense	¥2	—	¥0

Foreign exchange contracts	(54)	—	0	—	0

Foreign currency swap agreements	33	Finance revenues/Interest expense/ Other (income) and expense, net	88	Other (income) and expense, net	(33)

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥0	—	¥0	—

Foreign exchange contracts	(1,633)	Other (income) and expense, net	1,633	Other (income) and expense, net

Foreign currency swap agreements	210	Other (income) and expense, net	(210)	Other (income) and expense, net

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(8,011)	—	¥0	—	¥0

Borrowings and bonds in local currency	(4,707)	—	0	—	0

(4) Derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥396	Other (income) and expense, net

Futures	13	Gains on investment securities and dividends Life insurance premiums and related investment income *

Foreign exchange contracts	(11,664)	Gains on investment securities and dividends Life insurance premiums and related investment income * Other (income) and expense, net

Credit derivatives held	(12)	Other (income) and expense, net

Options held/written and other	929	Other (income) and expense, net Life insurance premiums and related investment income *

*

Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for the three months ended September 30, 2017 (see Note 15 “Life Insurance Operations”).

Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2017 and September 30, 2017 are as follows.

March 31, 2017

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥243,197	¥71	Other Assets	¥4,391	Other Liabilities

Futures, foreign exchange contracts	745,481	6,373	Other Assets	8,021	Other Liabilities

Foreign currency swap agreements	74,482	4,545	Other Assets	1,677	Other Liabilities

Foreign currency long-term debt	280,266	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥8,258	¥233	Other Assets	¥176	Other Liabilities

Options held/written and other *	224,064	5,804	Other Assets	1,071	Other Liabilities

Futures, foreign exchange contracts *	565,981	5,973	Other Assets	800	Other Liabilities

Credit derivatives held	6,942	0	—	159	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥46,063 million, futures contracts of ¥52,791 million and foreign exchange contracts of ¥16,690 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2017, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥1,708 million, ¥694 million and ¥57 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥37 million and ¥45 million at March 31, 2017, respectively.

September 30, 2017

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:

Interest rate swap agreements	¥238,751	¥61	Other Assets	¥4,469	Other Liabilities

Futures, foreign exchange contracts	584,683	835	Other Assets	11,554	Other Liabilities

Foreign currency swap agreements	91,154	3,737	Other Assets	1,020	Other Liabilities

Foreign currency long-term debt	354,105	0	—	0	—

Derivatives not designated as hedging instruments:

Interest rate swap agreements	¥18,468	¥163	Other Assets	¥82	Other Liabilities

Options held/written and other *	384,367	6,743	Other Assets	1,833	Other Liabilities

Futures, foreign exchange contracts *	411,124	359	Other Assets	14,506	Other Liabilities

Credit derivatives held	5,783	0	—	130	Other Liabilities

*

The notional amounts of options held/written and other and futures, foreign exchange contracts in the above table include options held of ¥42,006 million, futures contracts of ¥41,440 million and foreign exchange contracts of ¥13,533 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at September 30, 2017, respectively. Asset derivatives in the above table include fair value of the options held, futures contracts and foreign exchange contracts before offsetting of ¥776 million, ¥67 million and ¥18 million and liability derivatives include fair value of the futures and foreign exchange contracts before offsetting of ¥1,917 million and ¥314 million at September 30, 2017, respectively.